Subsequent Events (Details Narrative) (fuboTV Inc.) (10-K) - Subsequent Event [Member] - fuboTV Inc. [Member] - Welltower, Inc [Member] $ in Thousands	1 Months Ended
Feb. 28, 2020 USD ($) ft²
Area of land | ft²	6,300
Annual rent for space | $	$ 455